Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
At beginning of year	£ 143	£ 133
Exchange differences	2	(5)
Acquisition of investments	9	8
Disposal of investments	0	(7)
At end of year	141	143
Fair value movements – OCI [member]
Disclosure of financial assets [line items]
At beginning of year	23
Disposal of investments		(3)
Fair value movements	(2)	1
At end of year	28	23
Fair value movements – income statement [member]
Disclosure of financial assets [line items]
Fair value movements	£ (11)	£ 13